Goodwill And Other Intangible Assets (Schedule Of The Components Of Intangible Assets) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 17,414	¥ 1,372
Aggregate amortization expense of intangible assets	2,009	2,313	2,109
Farm & Industrial Machinery
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying amounts of Goodwill	4,618	718	711
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 3,751	¥ 1,338
Amortization Periods (years)	5	5